TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Periodic payment plan	$ 16	$ 379
VAT payable	16,213	9,927
Wage withholding taxes	2,504	3,354
Personal properties tax accrual	1,177	1,139
Taxes payable related to LEC	730	1,385
Sales taxes payable	560	100
Other	2,254	1,787
Tax liabilities	$ 23,454	$ 18,071